SECURITIES AVAILABLE FOR SALE (Tables)	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Schedule of summary of amortized cost and fair values of securities with gross unrealized gains and losses
	December 31, 2014
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
U.S. government agency obligations	$26,280,359	$31,628	$(442,381)	$25,869,606
State and municipal securities	44,828,579	1,025,719	(280,690)	45,573,608
Other securities(1)	248,501	-	-	248,501
Mortgage-backed: residential	32,800,032	176,321	(197,376)	32,778,977

	$104,157,471	$1,233,668	$(920,447)	$104,470,692

	December 31, 2013
U.S. government agency obligations	$41,982,901	$34,010	$(1,101,316)	$40,915,595
U.S. treasury securities	5,000,000	-	-	5,000,000
State and municipal securities	39,827,427	439,363	(1,521,921)	38,744,869
Other securities(1)	248,501	-	-	248,501
Mortgage-backed: residential	33,404,645	234,517	(771,145)	32,868,017

	$120,463,474	$707,890	$(3,394,382)	$117,776,982

(1) Includes a Certificate of Deposit in the amount of $245,000

Schedule of unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position
	December 31, 2014
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
U.S. government agency obligations	$6,477,461	$(26,717)	$12,615,391	$(415,664)	$19,092,852	$(442,381)
State and municipal securities	7,102,666	(43,614)	9,369,188	(237,076)	16,471,854	(280,690)
Mortgage-backed: residential	1,474,590	(28,841)	15,744,126	(168,535)	17,218,716	(197,376)

	$15,054,717	$(99,172)	$37,728,705	$(821,275)	$52,783,422	$(920,447)

	December 31, 2013
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
U.S. government agency obligations	$32,313,881	$(962,837)	$1,364,739	$(138,479)	$33,678,620	$(1,101,316)
State and municipal securities	20,013,766	(1,112,126)	3,322,850	(409,795)	23,336,616	(1,521,921)
Mortgage-backed: residential	16,485,580	(531,722)	5,443,669	(239,423)	21,929,249	(771,145)

	$68,813,227	$(2,606,685)	$10,131,258	$(787,697)	$78,944,485	$(3,394,382)

Schedule of amortized cost and fair value by contractual maturity
	Amortized	Fair
	Cost	Value
Due in one year or less	$2,276,239	$2,309,843
Due after one year through five years	19,480,607	19,406,226
Due after five years through ten years	35,466,514	35,571,103
Due after ten years	14,130,578	14,401,042
Other securities - non-maturing	3,501	3,501
Mortgage-backed: residential	32,800,032	32,778,977

	$104,157,471	$104,470,692